Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Schedule Of Future Miinimum Lease Payments Under Operating Leases

Year	Amount

2015	$5
2016	4
2017	1
2018	-
2019	-
Thereafter	-
Total future minimum lease payments	$10